Condensed Consolidated Balance Sheets Details - Schedule for Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Schedule for Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Insurance			$ 705
Installation deposit			444
Inventory deposits	435	$ 551	395
Prepaid Software Subscriptions	52	63	135
Other prepaid expenses and other current assets	83	80	109
Total	570	787	$ 1,788
Interest receivable		$ 93